UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5719

DREYFUS STOCK INDEX FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Stock Index Fund
Statement of Investments
September 30, 2004 (Unaudited)

Common Stocks--99.7%
	Shares	Value($)

Consumer Cyclical--9.6%
Albertson's	141,942 a	3,396,672
Autonation	102,900 b	1,757,532
AutoZone	32,100 b	2,479,725
Bed Bath & Beyond	116,000 b	4,304,760
Best Buy	125,450	6,804,408
Big Lots	44,500 b	544,235
Brunswick	36,900	1,688,544
CVS	154,090	6,491,812
Circuit City Stores- Circuit City Group	76,700	1,176,578
Coach	72,600 b	3,079,692
Cooper Tire & Rubber	28,900	582,913
Costco Wholesale	177,950	7,395,602
Dana	57,606	1,019,050
Darden Restaurants	60,900	1,420,188
Delphi	216,553	2,011,777
Delta Air Lines	48,500 a,b	159,565
Dillard's, Cl. A	32,200	635,628
Dollar General	126,762	2,554,254
Eastman Kodak	110,600	3,563,532
Eaton	58,500	3,709,485
Family Dollar Stores	64,950	1,760,145
Federated Department Stores	69,348	3,150,480
Ford Motor	706,053	9,920,045
Gap	348,789	6,522,354
General Motors	217,948 a	9,258,431
Genuine Parts	67,500	2,590,650
Harley-Davidson	113,900	6,770,216
Harrah's Entertainment	43,200	2,288,736
Hasbro	68,275	1,283,570
Hilton Hotels	148,550	2,798,682
Home Depot	847,194	33,210,005
International Game Technology	133,000	4,781,350
J. C. Penney	111,200	3,923,136
Johnson Controls	73,400	4,169,854
Jones Apparel Group	48,100	1,721,980
Kohl's	131,823 b	6,352,550
Kroger	285,248 b	4,427,049
Limited Brands	182,400	4,065,696
Liz Claiborne	41,600	1,569,152
Lowe's Cos.	300,810	16,349,024
Marriott International, Cl. A	88,300	4,588,068
Mattel	159,850	2,898,081
May Department Stores	112,500	2,883,375

Maytag	30,500	560,285
McDonald's	484,755	13,587,683
NIKE, Cl. B	101,650	8,010,020
Navistar International	26,900 b	1,000,411
Nordstrom	54,200	2,072,608
Office Depot	120,900 b	1,817,127
PACCAR	67,025	4,632,768
RadioShack	61,600	1,764,224
Reebok International	22,800	837,216
Safeway	172,469 b	3,330,376
Sears, Roebuck & Co.	81,800	3,259,730
Southwest Airlines	304,925	4,153,079
Staples	192,000	5,725,440
Starbucks	153,400 b	6,973,564
Starwood Hotels & Resorts Worldwide	80,300	3,727,526
TJX Cos.	188,650	4,157,846
Target	348,542	15,771,526
Tiffany & Co.	56,400	1,733,736
Toys "R" Us	82,600 b	1,465,324
V. F.	42,500	2,101,625
Visteon	49,959	399,172
Wal-Mart Stores	1,637,129	87,095,262
Walgreen	395,400	14,167,182
Wendy's International	43,800	1,471,680
Whirlpool	25,600	1,538,304
Winn-Dixie Stores	54,800 a	169,332
Yum! Brands	112,170	4,560,832
		388,142,459

Consumer Staples--7.7%
Adolph Coors, Cl. B	14,450 a	981,444
Alberto-Culver, Cl. B	35,000	1,521,800
Altria Group	791,743	37,243,590
Anheuser-Busch Cos.	309,050	15,437,048
Archer-Daniels-Midland	251,218	4,265,682
Avon Products	182,500	7,971,600
Brown-Forman, Cl. B	46,900	2,148,020
Campbell Soup	158,449	4,165,624
Clorox	82,250	4,383,925
Coca-Cola	936,242	37,496,492
Coca-Cola Enterprises	181,000	3,420,900
Colgate-Palmolive	204,950	9,259,641
ConAgra Foods	203,950	5,243,555
Fortune Brands	55,550	4,115,700
General Mills	146,700	6,586,830
Gillette	386,566	16,135,265
H.J. Heinz	134,800	4,855,496
Hershey Foods	94,978	4,436,422
International Flavors & Fragrances	36,400	1,390,480
Kellogg	159,500	6,804,270
Kimberly-Clark	190,866	12,328,034
McCormick & Co.	52,900	1,816,586

Newell Rubbermaid	106,071	2,125,663
Pactiv	57,950 b	1,347,338
Pepsi Bottling Group	98,150	2,664,773
PepsiCo	653,731	31,804,013
Procter & Gamble	981,000	53,091,720
Reynolds American	57,100 a	3,885,084
SUPERVALU	52,500	1,446,375
Sara Lee	306,098	6,997,400
Sysco	246,750	7,382,760
UST	63,800	2,568,588
Wm. Wrigley Jr.	86,700	5,488,977
		310,811,095

Energy--7.6%
Amerada Hess	35,200	3,132,800
Anadarko Petroleum	96,551	6,407,124
Apache	125,800	6,303,838
BJ Services	62,300	3,265,143
Baker Hughes	128,770	5,629,824
Burlington Resources	152,380	6,217,104
ChevronTexaco	822,036	44,094,011
ConocoPhillips	265,759	22,018,133
Devon Energy	93,250	6,621,683
Dynegy, Cl. A	146,500 b	731,035
EOG Resources	45,500	2,996,175
El Paso	247,336	2,273,018
Exxon Mobil	2,510,394	121,327,342
Halliburton	170,351	5,739,125
Kerr-McGee	58,300	3,337,675
KeySpan	61,850	2,424,520
Kinder Morgan	47,700	2,996,514
Marathon Oil	133,550	5,512,944
Nabors Industries	57,400 b	2,717,890
Nicor	17,000	623,900
NiSource	101,653	2,135,730
Noble	51,700 b	2,323,915
Occidental Petroleum	151,150	8,453,820
Peoples Energy	14,500	604,360
Rowan Cos.	41,200 b	1,087,680
Schlumberger	227,900	15,339,949
Sempra Energy	89,441	3,236,870
Sunoco	29,100	2,152,818
Transocean	123,762 b	4,428,204
Unocal	102,200	4,394,600
Valero Energy	49,300	3,954,353
Williams Cos.	201,571	2,439,009
		304,921,106

Health Care--12.9%
Abbott Laboratories	602,476	25,520,883
Aetna	59,249	5,920,753
Allergan	50,800	3,685,540

AmerisourceBergen	43,409	2,331,497
Amgen	488,556 b	27,691,354
Anthem	53,900 b	4,702,775
Applera - Applied Biosystems Group	77,850	1,469,030
Bausch & Lomb	20,500	1,362,225
Baxter International	237,250	7,629,960
Becton, Dickinson & Co.	96,700	4,999,390
Biogen Idec	130,592 b	7,988,313
Biomet	98,025	4,595,412
Boston Scientific	325,000 b	12,912,250
Bristol-Myers Squibb	750,628	17,767,365
C.R. Bard	40,500	2,293,515
Cardinal Health	166,125	7,271,291
Caremark Rx	179,800 b	5,766,186
Chiron	72,450 a,b	3,202,290
Eli Lilly & Co.	436,237	26,196,031
Express Scripts	29,900 b	1,953,666
Fisher Scientific International	44,400 b	2,589,852
Forest Laboratories	142,900 b	6,427,642
Genzyme	87,950 b	4,785,360
Gilead Sciences	166,200 b	6,212,556
Guidant	121,345	8,013,624
HCA	186,285	7,106,773
Health Management Associates, Cl. A	93,900	1,918,377
Hospira	60,257 b	1,843,864
Humana	61,500 b	1,228,770
Johnson & Johnson	1,145,418	64,521,395
King Pharmaceuticals	93,200 b	1,112,808
Manor Care	33,700	1,009,652
McKesson	113,246	2,904,760
Medco Health Solutions	105,033 b	3,245,520
MedImmune	96,200 b	2,279,940
Medtronic	466,673	24,220,328
Merck & Co.	856,166	28,253,478
Millipore	19,100 b	913,935
Mylan Laboratories	103,700 a	1,866,600
PerkinElmer	49,468	851,839
Pfizer	2,913,779	89,161,637
Quest Diagnostics	39,300	3,467,046
Schering-Plough	568,151	10,828,958
St. Jude Medical	68,350 b	5,144,705
Stryker	154,800	7,442,784
Tenet Healthcare	179,850 b	1,940,582
Thermo Electron	63,000 b	1,702,260
UnitedHealth Group	256,500	18,914,310
Waters	45,650 b	2,013,165
Watson Pharmaceuticals	42,200 b	1,243,212
WellPoint Health Networks	60,650 b	6,373,709
Wyeth	514,720	19,250,528
Zimmer Holdings	94,522 b	7,471,019
		521,520,714

Interest Sensitive--24.2%
ACE	109,650	4,392,579
AFLAC	195,692	7,673,083
Allstate	267,375	12,831,326
Ambac Financial Group	41,844	3,345,428
American Express	489,273	25,177,989
American International Group	1,005,389	68,356,398
AmSouth Bancorporation	136,500	3,330,600
Aon	121,925 a	3,504,125
Apartment Investment & Management, Cl. A	36,500	1,269,470
BB&T	214,000	8,493,660
Bank of America	1,569,704	68,015,274
Bank of New York	300,232	8,757,767
Bear Stearns Cos.	39,727	3,820,546
CIGNA	53,071	3,695,334
Capital One Financial	93,200	6,887,480
Charles Schwab	527,353	4,846,374
Chubb	73,700	5,179,636
Cincinnati Financial	64,952	2,677,321
Citigroup	1,999,018	88,196,674
Comerica	66,150	3,926,003
Countrywide Financial	217,298	8,559,368
E*TRADE Financial	144,000 b	1,644,480
Equity Office Properties Trust	155,500	4,237,375
Equity Residential	108,350	3,358,850
Fannie Mae	373,509	23,680,470
Federated Investors, Cl. B	41,800	1,188,792
Fifth Third Bancorp	219,934	10,825,151
First Horizon National	47,700	2,068,272
Franklin Resources	96,200	5,364,112
Freddie Mac	265,115	17,296,102
General Electric	4,074,383	136,817,781
Golden West Financial	58,993	6,545,273
Goldman Sachs Group	187,550	17,487,162
H&R Block	63,600	3,143,112
Hartford Financial Services Group	113,150	7,007,380
Huntington Bancshares	88,638	2,207,973
J.P. Morgan Chase & Co.	1,374,559	54,611,229
Janus Capital Group	92,400	1,257,564
Jefferson-Pilot	52,625	2,613,358
KeyCorp	156,950	4,959,620
Lehman Brothers Holdings	104,750	8,350,670
Lincoln National	67,900	3,191,300
Loews	71,550	4,185,675
M&T Bank	45,200	4,325,640
MBIA	55,250	3,216,103
MBNA	493,082	12,425,666
MGIC Investment	38,000	2,528,900
Marsh & McLennan Cos.	200,858	9,191,262
Marshall & Ilsley	86,000	3,465,800
Mellon Financial	163,657	4,531,662
Merrill Lynch	362,531	18,025,041

MetLife	289,500	11,189,175
Morgan Stanley	423,876	20,897,086
National City	255,699	9,875,095
North Fork Bancorporation	120,200 a	5,342,890
Northern Trust	84,790	3,459,432
PNC Financial Services Group	108,923	5,892,734
Plum Creek Timber	70,750	2,478,373
Principal Financial Group	120,950	4,350,572
Progressive	83,782	7,100,525
ProLogis	70,200	2,473,848
Providian Financial	112,943 b	1,755,134
Prudential Financial	200,250	9,419,760
Regions Financial	178,337	5,895,821
SLM	168,200	7,501,720
Safeco	48,650 a	2,220,873
Simon Property Group	80,300	4,306,489
SouthTrust	128,400	5,349,144
Sovereign Bancorp	132,500	2,891,150
St. Paul Travelers Cos.	258,043	8,530,902
State Street	129,750	5,541,623
SunTrust Banks	138,050	9,720,101
Synovus Financial	119,400	3,122,310
T. Rowe Price Group	49,100	2,501,154
Torchmark	42,300	2,249,514
U.S. Bancorp	725,154	20,956,951
UnumProvident	114,344	1,794,057
Wachovia	505,327	23,725,102
Washington Mutual	336,737	13,159,682
Wells Fargo	651,597	38,854,729
XL Capital, Cl. A	53,400	3,951,066
Zions Bancorporation	34,500	2,105,880
		971,301,102

Producer Goods & Services--10.1%
Air Products & Chemicals	87,750	4,771,845
Alcoa	335,688	11,275,760
Allegheny Technologies	36,766	670,980
American Power Conversion	77,300	1,344,247
American Standard Cos.	82,500 b	3,210,075
Ashland	27,400	1,536,592
Avery Dennison	42,650	2,805,517
Ball	43,400	1,624,462
Bemis	41,300	1,097,754
Black & Decker	30,900	2,392,896
Boeing	323,944 a	16,721,989
Boise Cascade	34,000	1,131,520
Burlington Northern Santa Fe	143,725	5,506,105
CSX	82,900	2,752,280
Caterpillar	132,215	10,636,697
Centex	47,700	2,406,942
Cooper Industries, Cl. A	36,500	2,153,500
Crane	22,775	658,653

Cummins	17,100	1,263,519
Deere & Co.	95,800	6,183,890
Dover	78,450	3,049,352
Dow Chemical	362,542	16,379,647
E. I. du Pont de Nemours	385,072	16,481,081
Eastman Chemical	30,000	1,426,500
Ecolab	99,300	3,121,992
Emerson Electric	162,090	10,031,750
Engelhard	48,000	1,360,800
FedEx	115,940	9,934,899
Fluor	32,200	1,433,544
Freeport-McMoRan Copper & Gold, Cl. B	68,300	2,766,150
General Dynamics	77,136	7,875,586
Georgia-Pacific	99,609	3,580,944
Goodrich	45,800	1,436,288
Goodyear Tire & Rubber	67,700 a,b	727,098
Great Lakes Chemical	19,600	501,760
Hercules	43,100 b	614,175
Honeywell International	331,737	11,896,089
ITT Industries	35,650	2,851,644
Illinois Tool Works	116,650	10,868,281
Ingersoll-Rand, Cl. A	66,900	4,547,193
International Paper	187,669	7,583,704
KB HOME	17,900	1,512,371
Leggett & Platt	74,000	2,079,400
Lockheed Martin	171,700	9,577,426
Louisiana-Pacific	42,200	1,095,090
Masco	167,200	5,773,416
MeadWestvaco	77,863	2,483,830
Molex	73,200 a	2,182,824
Monsanto	103,078	3,754,101
Newmont Mining	171,119	7,791,048
Norfolk Southern	151,950	4,518,993
Nucor	30,600	2,795,922
PPG Industries	66,333	4,064,886
Pall	48,301	1,182,408
Parker-Hannifin	46,050	2,710,503
Phelps Dodge	36,233	3,334,523
Praxair	125,400	5,359,596
Pulte Homes	49,000	3,007,130
Raytheon	174,050	6,610,419
Rockwell Automation	71,100	2,751,570
Rockwell Collins	68,350	2,538,519
Rohm & Haas	86,556	3,719,311
Sealed Air	32,412 b	1,502,296
Sherwin-Williams	54,900	2,413,404
Sigma-Aldrich	26,700 a	1,548,600
Snap-On	22,350	615,966
Stanley Works	31,600	1,343,948
3M	301,998	24,150,780
Temple-Inland	21,500	1,443,725
Textron	53,500	3,438,445

Tyco International	775,206		23,767,815
Union Pacific	100,028		5,861,641
United Parcel Service, Cl. B	433,850		32,937,892
United States Steel	43,700		1,643,994
United Technologies	197,441		18,437,040
Vulcan Materials	39,500		2,012,525
W.W. Grainger	35,100		2,023,515
Weyerhaeuser	92,400		6,142,752
Worthington Industries	33,700		719,495
			407,460,819

Services--6.6%
ALLTEL	119,000		6,534,290
AT&T Wireless Services	1,053,274	b	15,567,389
Affiliated Computer Services, Cl. A	49,400	b	2,750,098
Allied Waste Industries	122,800	b	1,086,780
Apollo Group, Cl. A	74,450	b	5,462,397
Automatic Data Processing	225,378		9,312,619
Carnival	244,324		11,554,082
Cendant	407,398		8,799,797
Cintas	66,100		2,778,844
Clear Channel Communications	227,647		7,095,757
Comcast, Cl. A	862,363	b	24,353,131
Computer Sciences	72,800	b	3,428,880
Convergys	55,002	b	738,677
Deluxe	19,300		791,686
Dow Jones & Co.	31,600		1,283,276
Electronic Data Systems	197,750		3,834,373
Equifax	52,550		1,385,218
First Data	330,882		14,393,367
Fiserv	75,382	b	2,627,817
Gannett	102,688		8,601,147
IMS Health	90,250		2,158,780
Interpublic Group of Companies	162,850	a,b	1,724,582
Knight-Ridder	29,894		1,956,562
McGraw-Hill Cos.	73,350		5,845,262
Meredith	19,400		996,772
Monster Worldwide	45,800	b	1,128,512
Moody's	57,150		4,186,238
NEXTEL Communications, Cl. A	429,750	b	10,245,240
New York Times, Cl. A	56,700		2,216,970
Omnicom Group	72,280		5,280,777
Paychex	145,875		4,398,131
R. R. Donnelley & Sons	84,550		2,648,106
Robert Half International	66,500		1,713,705
Ryder System	24,800		1,166,592
SunGard Data Systems	111,300	b	2,645,601
Time Warner	1,764,468	b	28,478,513
Tribune	122,830		5,054,455
Unisys	129,200	b	1,333,344
Univision Communications, Cl. A	124,500	b	3,935,445
Viacom, Cl. B	669,453		22,466,842

Walt Disney	792,809	17,877,842
Waste Management	223,722	6,116,559
		265,954,455

Technology--15.5%
ADC Telecommunications	312,100 b	564,901
Adobe Systems	92,550	4,578,449
Advanced Micro Devices	137,000 b	1,781,000
Agilent Technologies	187,362 b	4,041,398
Altera	143,500 b	2,808,295
Analog Devices	146,000	5,661,880
Andrew	62,050 b	759,492
Apple Computer	149,700 b	5,800,875
Applied Materials	655,300 b	10,805,897
Applied Micro Circuits	120,800 b	378,104
Autodesk	43,800	2,129,994
Avaya	174,664 b	2,434,816
BMC Software	86,100 b	1,361,241
Broadcom, Cl. A	124,258 b	3,391,001
CIENA	219,600 b	434,808
Cisco Systems	2,609,218 b	47,226,845
Citrix Systems	65,300 b	1,144,056
Computer Associates International	225,875	5,940,513
Compuware	149,000 b	767,350
Comverse Technology	75,500 b	1,421,665
Corning	537,798 b	5,958,802
Danaher	119,000 a	6,102,320
Dell	963,412 b	34,297,467
EMC	927,920 b	10,708,197
eBay	255,100 b	23,453,894
Electronic Arts	117,200 b	5,390,028
Gateway	143,800 b	711,810
Hewlett-Packard	1,165,356	21,850,425
Intel	2,475,510	49,658,730
International Business Machines	646,468	55,428,166
Intuit	73,950 b	3,357,330
JDS Uniphase	555,700 a,b	1,872,709
Jabil Circuit	77,500 b	1,782,500
KLA-Tencor	75,800 b	3,144,184
LSI Logic	148,500 b	640,035
Lexmark International	49,950 b	4,196,300
Linear Technology	118,650	4,299,876
Lucent Technologies	1,662,985 b	5,271,662
Maxim Integrated Products	125,350	5,301,052
Mercury Interactive	35,936 a,b	1,253,448
Micron Technology	235,950 b	2,838,479
Microsoft	4,195,696	116,010,994
Motorola	911,694	16,446,959
NCR	36,400 b	1,805,076
NVIDIA	64,300 b	933,636
National Semiconductor	138,200 b	2,140,718
Network Appliance	138,000 b	3,174,000

Northrop Grumman	138,326	7,376,926
Novell	149,200 b	941,452
Novellus Systems	55,100 a,b	1,465,109
Oracle	1,995,320 b	22,507,209
PMC-Sierra	68,300 b	601,723
Parametric Technology	103,900 b	548,592
PeopleSoft	141,550 b	2,809,768
Pitney Bowes	89,200	3,933,720
Power-One	32,400 b	209,952
QLogic	35,600 b	1,054,116
QUALCOMM	628,100	24,521,024
Sabre Holdings	53,010	1,300,335
Sanmina-SCI	201,072 b	1,417,558
Scientific-Atlanta	59,100	1,531,872
Siebel Systems	195,051 b	1,470,685
Solectron	371,100 b	1,836,945
Sun Microsystems	1,283,484 b	5,185,275
Symantec	121,600 b	6,673,408
Symbol Technologies	92,350	1,167,304
Tektronix	35,400	1,177,050
Tellabs	160,600 b	1,475,914
Teradyne	74,900 b	1,003,660
Texas Instruments	668,048	14,216,061
VERITAS Software	167,068 b	2,973,810
Xerox	323,766 b	4,558,625
Xilinx	133,900	3,615,300
Yahoo!	525,076 b	17,805,327
		624,840,097

Utilities--5.5%
AES	249,400 b	2,491,506
AT&T	306,718	4,392,202
Allegheny Energy	49,100 a,b	783,636
Ameren	75,000	3,461,250
American Electric Power	152,650	4,878,694
BellSouth	706,501	19,160,307
CMS Energy	62,200 b	592,144
Calpine	171,315 a,b	496,814
CenterPoint Energy	118,639	1,229,100
CenturyTel	52,150	1,785,616
Cinergy	69,700	2,760,120
Citizens Communications	127,900	1,712,581
Consolidated Edison	93,200	3,918,128
Constellation Energy Group	67,750	2,699,160
DTE Energy	67,050 a	2,828,840
Dominion Resources	127,393	8,312,393
Duke Energy	361,876	8,283,342
Edison International	125,700	3,332,307
Entergy	87,550	5,306,406
Exelon	254,700	9,344,943
FPL Group	71,450	4,881,464
FirstEnergy	127,233	5,226,732

PG&E		154,750 b	4,704,400
PPL		72,850	3,437,063
Pinnacle West Capital		35,200	1,460,800
Progress Energy		95,285	4,034,367
Public Service Enterprise Group		91,550	3,900,030
Qwest Communications International		700,461 b	2,332,535
SBC Communications		1,278,695	33,182,135
Southern		284,810	8,538,603
Sprint (FON Group)		560,591	11,284,696
TECO Energy		76,700	1,037,751
TXU		114,530	5,488,278
Verizon Communications		1,068,287	42,069,142
Xcel Energy		154,275	2,672,043
			222,019,528
Total Common Stocks
(cost $3,357,219,505)			4,016,971,375

		Principal
Short-Term Investments--.3%		Amount($)	Value($)

Repurchase Agreement--.2%
Greenwich Capital Markets, Tri-Party Repurchase Agreement,
1.75%, dated 9/30/2004, due 10/1/2004	in the
amount of $9,700,472 (fully collateralized by $9,585,000
Federal Home Loan Mortgage Corp., 4.875%, 11/15/2013,
value $9,895,239)		9,700,000	9,700,000
U.S. Treasury Bills--.1%
1.37%, 10/21/2004		2,000,000 c	1,998,400

Total Short-Term Investments
(cost $11,698,477)			11,698,400

Investment of Cash Collateral for Securities Loaned--1.0%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $39,824,712)		39,824,712 d	39,824,712

Total Investments (cost $3,408,742,694)		101.0%	4,068,494,487

Liabilities, Less Cash and Receivables		-1.0%	(41,227,737)

Net Assets		100.0%	4,027,266,750

a All or a portion of these securities are on loan. At September 30 2004, the total market value of the fund's securities on loan is $38,320,714 and the total market value of the collateral held by the fund is $39,824,712,
b Non-income producing.
c Partially held by the broker in a segregated account as collateral for open financial futures positions.
d. Investment in affiliated money market mutual funds.
e Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange on Form N-CSR.

Statement of Financial Futures
9/30/2004 (Unaudited)

		Market Value
		Covered
	Contracts	by Contracts ($)

Financial Futures Long
Standard & Poor's 500	44	12,263,900

		Unrealized
		(Depreciation)
	Expiration	at 9/30/2004 ($)

	December 2004	(116,515)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INDEX FUNDS, INC.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 17, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)